                                                   As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                      Registration No. 333-58234
                                                                        811-3859

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)

   SUPPLEMENT TO THE POLARIS PROTECTOR PROSPECTUS FEATURING PRINCIPAL REWARDS
                              DATED AUGUST 1, 2002
--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 1, 2002.

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FEE TABLE RELATING TO THE OPTIONAL CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

CONTRACT YEAR                       ANNUALIZED CHARGE *
-------------                       -------------------
      0-7                                  0.45%
      8-10                                 0.15%
      11+                                  None

      *For contracts issued on or after February 10, 2003. The charge is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

THE PORTION OF THE PROSPECTUS RELATING TO THE PRINCIPAL REWARDS FEATURE LOCATED ON PAGES 13-15 IS SUPPLEMENTED WITH THE FOLLOWING:

            CURRENT ENHANCEMENT LEVELS

            The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:


                                           UPFRONT PAYMENT           DEFERRED PAYMENT             DEFERRED PAYMENT
            ENHANCEMENT LEVEL              ENHANCEMENT RATE          ENHANCEMENT RATE             ENHANCEMENT DATE
            -----------------              ----------------          ----------------             ----------------
            Under $ 40,000                        2%                        0%                           N/A

            $40,000 - $99,999                     4%                        0%                           N/A

            $100,000 - $499,999                   4%                        1%              Nine years from the date we
                                                                                           receive each Purchase Payment.

            $500,000 - more                       5%                        1%              Nine years from the date we
                                                                                           receive each Purchase Payment.

            The applicable Payment Enhancement rate is that which is in effect, when we receive each purchase payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable Deferred Payment Enhancement on future Purchase Payments may change; it may be less than nine years or greater than nine years.

THE CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

            Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated the charge will no longer be deducted. If you purchased your contract on or after February 10, 2003, the current annual fee for the Capital Protector feature is:

            CONTRACT YEAR                       ANNUALIZED CHARGE *
            -------------                       -------------------
                  0-7                                  0.45%
                  8-10                                 0.15%
                  11+                                  None

                  * As a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

Date: February 10, 2003

                Please keep this Supplement with your Prospectus.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
          (PORTION RELATING TO THE POLARIS PROTECTOR VARIABLE ANNUITY)

                 SUPPLEMENT TO THE POLARIS PROTECTOR PROSPECTUS
                              DATED AUGUST 1, 2002

--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED AUGUST 1, 2002.

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FEE TABLE RELATING TO THE OPTIONAL CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

        CONTRACT YEAR               ANNUALIZED CHARGE*
        -------------               ------------------
            0-7                            0.45%
            8-10                           0.15%
            11+                            None

            *For contracts issued on or after February 10, 2003. The charge is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

THE CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

            Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated the charge will no longer be deducted. If you purchased your contract on or after February 10, 2003, the current annual fee for the Capital Protector feature is:

            CONTRACT YEAR                       ANNUALIZED CHARGE *
            -------------                       -------------------
                  0-7                                    0.45%
                  8-10                                   0.15%
                  11+                                    None

                  * As a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.








Date: February 10, 2003

                Please keep this Supplement with your Prospectus.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
         (PORTION RELATING TO THE POLARIS PLATINUM II VARIABLE ANNUITY)
  SUPPLEMENT TO THE POLARIS PLATINUM II PROSPECTUS FEATURING PRINCIPAL REWARDS
                            DATED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED SEPTEMBER 30, 2002.

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FEE TABLE ON PAGE 5 RELATING TO THE OPTIONAL CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

        CONTRACT YEAR               ANNUALIZED CHARGE *
        -------------               -------------------
            0-7                            0.45%
            8-10                           0.15%
            11+                            None

            *For contracts issued on or after February 10, 2003. The charge is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

THE PORTION OF THE PROSPECTUS RELATING TO THE PRINCIPAL REWARDS PROGRAM LOCATED ON PAGES 13-15 IS SUPPLEMENTED WITH THE FOLLOWING:

            CURRENT ENHANCEMENT LEVELS

            The Enhancement Levels and Upfront Payment Enhancement Rate are as follows:

                                           UPFRONT PAYMENT           DEFERRED PAYMENT             DEFERRED PAYMENT
            ENHANCEMENT LEVEL              ENHANCEMENT RATE          ENHANCEMENT RATE             ENHANCEMENT DATE
            -----------------              ----------------          ----------------             ----------------
            Under $40,000                         2%                        0%                           N/A

            $40,000 - $99,999                     4%                        0%                           N/A

            $100,000 - $499,999                   4%                        1%              Nine years from the date we
                                                                                           receive each Purchase Payment.

            $500,000 - more                       5%                        1%              Nine years from the date we
                                                                                                 receive each Purchase Payment.

            Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Future Deferred Payment Enhancement Rates may increase or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable future Deferred Payment Enhancement may change; it may be less than nine years or greater than nine years.

THE CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

            Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated the charge will no longer be deducted. If you purchased your contract on or after February 10, 2003, the current annual fee for the Capital Protector feature is:

            CONTRACT YEAR                       ANNUALIZED CHARGE *
            -------------                       -------------------
                  0-7                                   0.45%
                  8-10                                  0.15%
                  11+                                   None

                  * As a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.



Date: February 10, 2003

                Please keep this Supplement with your Prospectus.

                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
         (PORTION RELATING TO THE POLARIS PLATINUM II VARIABLE ANNUITY)
                SUPPLEMENT TO THE POLARIS PLATINUM II PROSPECTUS
                            DATED SEPTEMBER 30, 2002
--------------------------------------------------------------------------------

THIS SUPPLEMENT REPLACES THE SUPPLEMENT DATED SEPTEMBER 30, 2002.

Effective March 1, 2003, Anchor National Life Insurance Company will begin doing business under its new name, AIG SunAmerica Life Assurance Company. Please see the first paragraph on page 2 of your prospectus for additional information regarding the name change.

THE FEE TABLE ON PAGE 5 RELATING TO THE OPTIONAL CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

        CONTRACT YEAR               ANNUALIZED CHARGE *
        -------------               -------------------
            0-7                            0.45%
            8-10                           0.15%
            11+                            None

            *For contracts issued on or after February 10, 2003. The charge is calculated as a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

THE CAPITAL PROTECTOR FEE IS SUPPLEMENTED WITH THE FOLLOWING:

            Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. The full quarterly charge will be deducted at the time of a full surrender or annuitization prior to the end of the waiting period, even though no Capital Protector benefit is payable. Once the feature is terminated the charge will no longer be deducted. If you purchased your contract on or after February 10, 2003, the current annual fee for the Capital Protector feature is:

            CONTRACT YEAR                       ANNUALIZED CHARGE *
            -------------                       -------------------
                  0-7                                   0.45%
                  8-10                                  0.15%
                  11+                                   None

                  * As a percentage of your contract value minus purchase payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.








Date: February 10, 2003

                Please keep this Supplement with your Prospectus.

                                   Page 1 of 1